Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.33%
New York–89.57%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$795,376

Series 2018 A, RB	5.00%	12/15/2036	780	827,117

Series 2018 A, RB	5.00%	12/15/2037	820	864,000

Series 2018 A, RB	5.00%	12/15/2038	500	525,039

Series 2018 B, RB(a)	5.00%	12/15/2030	240	254,565

Series 2018 B, RB(a)	5.00%	12/15/2031	300	317,998

Series 2018 B, RB(a)	5.00%	12/15/2032	320	338,988

Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,548,177

Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,565,746

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,890	5,180,975

Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2025	1,025	975,184

Series 2021, Ref. RB	4.00%	07/01/2026	1,065	984,960

Series 2021, Ref. RB	4.00%	07/01/2027	1,105	996,508

Series 2021, Ref. RB	4.00%	07/01/2028	585	514,133

Series 2021, Ref. RB	4.00%	07/01/2036	7,295	5,168,167

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	401,610

Series 2016 A, Ref. RB	5.00%	05/01/2025	300	304,387

Series 2016 A, Ref. RB	5.00%	05/01/2026	300	307,783

Albany County Airport Authority; Series 2020 B, Ref. RB(a)	5.00%	12/15/2024	930	940,626

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,546,697

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	671,992

Series 2018, Ref. RB	5.00%	10/01/2028	690	711,311

Series 2018, Ref. RB	5.00%	10/01/2029	730	749,901

Series 2018, Ref. RB	5.00%	10/01/2030	760	779,096

Series 2018, Ref. RB	5.00%	10/01/2031	805	823,658

Series 2018, Ref. RB	5.00%	10/01/2043	540	529,640

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	506,288

Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,012,846

Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,013,117

Series 2016, Ref. RB	5.25%	11/01/2030	650	658,526

Series 2016, Ref. RB	5.25%	11/01/2031	650	658,526

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,206,511

Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,481,024

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,814,284

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,082,289

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	153,341

Series 2018, Ref. RB	5.00%	10/01/2027	150	154,854

Series 2018, Ref. RB	5.00%	10/01/2028	165	171,554

Series 2018, Ref. RB	5.00%	10/01/2029	175	181,776

Series 2018, Ref. RB	5.00%	10/01/2030	200	206,870

Series 2018, Ref. RB	5.00%	10/01/2031	200	206,564

Series 2018, Ref. RB	5.00%	10/01/2033	100	103,101

Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	333,935

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	$955	$949,656

Series 2018, RB	5.00%	06/01/2033	1,190	1,221,608

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	5,000	4,417,679

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	126,029

Series 2019, RB	4.00%	07/01/2037	150	149,947

Series 2019, RB	4.00%	07/01/2038	150	147,542

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,885	1,579,945

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	474,053

Series 2017, Ref. RB	5.00%	08/01/2028	600	626,943

Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,186,167

Series 2017, Ref. RB	3.00%	08/01/2031	1,000	923,506

Series 2017, Ref. RB	5.00%	08/01/2032	635	659,864

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,110	1,067,316

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,017,393

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(c)	4.00%	06/15/2031	325	303,644

Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	519,236

Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	1,375	1,375,506

Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,182,317

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	381,930

Series 2016 A, Ref. RB	5.00%	05/01/2025	400	407,105

Series 2016 A, Ref. RB	5.00%	05/01/2026	415	428,423

Series 2016 A, Ref. RB	5.00%	05/01/2027	445	460,836

Series 2016 A, Ref. RB	5.00%	05/01/2028	465	482,391

Series 2016 A, Ref. RB	5.00%	05/01/2029	485	502,687

Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(d)	4.25%	04/03/2028	6,000	5,978,622

Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,128,900

Series 2014, RB	5.00%	07/01/2044	2,000	2,002,775

Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	345,398

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	228,739

Series 2016 B, RB	5.00%	07/01/2030	8,600	8,748,949

Series 2016 B, RB	5.00%	07/01/2035	1,185	1,201,254

Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2035	3,000	3,050,731

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,290	1,302,255

Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	625	639,353

Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,615,653

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB(d)(e)	5.00%	02/22/2024	500	501,854

Series 2013 A, RB(d)(e)	5.00%	02/22/2024	7,365	7,392,307

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	19,260	18,825,075

Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	80	80,384

Series 2017, Ref. RB	5.00%	06/01/2026	175	176,793

Series 2017, Ref. RB	5.00%	06/01/2027	100	101,987

Series 2017, Ref. RB	5.00%	06/01/2028	100	101,962

Series 2017, Ref. RB	5.00%	06/01/2031	320	324,142

Series 2017, Ref. RB	5.00%	06/01/2035	255	257,502

Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	255	256,225

Series 2017, Ref. RB	5.00%	06/01/2025	270	274,030

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$680	$680,858

Series 2015 A, RB(a)	5.00%	06/01/2024	285	286,895

Series 2019, RB(a)	4.00%	06/01/2024	875	876,593

Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	195	195,937

Series 2017, Ref. RB	5.00%	06/01/2025	205	208,060

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	628,988

Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,132,525

Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,230,939

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(c)	4.75%	07/01/2028	1,130	1,077,769

Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,001,492

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,175	2,184,766

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,807,734

Series 2017, Ref. RB	5.00%	07/01/2029	200	206,491

Series 2017, Ref. RB	5.00%	07/01/2030	170	175,199

Series 2017, Ref. RB	5.00%	07/01/2031	150	153,812

Series 2017, Ref. RB	5.00%	07/01/2032	275	281,400

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,161,862

Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,900,267

Series 2017 A, Ref. RB	5.00%	02/15/2045	8,000	8,241,394

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,852,834

Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,413,599

Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,300,179

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,000	1,009,343

Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,080,702

Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,713,599

Series 2018, RB	5.00%	09/01/2035	11,000	11,892,635

Series 2020 A, Ref. RB	4.00%	09/01/2040	215	215,521

Series 2021 B, Ref. RB(d)	1.50%	09/01/2026	1,750	1,637,071

Metropolitan Transportation Authority;
Series 2008 B-1, Ref. RB(d)(e)	5.00%	01/08/2024	1,500	1,502,183

Series 2013 A, RB(d)(e)	5.00%	01/08/2024	13,705	13,724,288

Series 2013 A, Ref. RB(d)(e)	5.00%	01/08/2024	1,480	1,482,083

Series 2013 B, RB(d)(e)	5.00%	01/08/2024	5,465	5,473,217

Series 2013 B, RB(d)(e)	5.00%	01/08/2024	5,055	5,062,601

Series 2013 B, RB(d)(e)	5.00%	01/08/2024	4,850	4,857,292

Series 2013 C, RB(d)(e)	5.00%	01/08/2024	210	210,296

Series 2013 E, RB(d)(e)	5.00%	01/08/2024	6,250	6,258,796

Series 2013 E, RB(d)(e)	5.00%	01/08/2024	610	610,976

Series 2013 E, RB	5.00%	11/15/2043	260	260,008

Subseries 2014 D-1, RB	5.25%	11/15/2044	5,000	5,025,965

Metropolitan Transportation Authority (Green Bonds);
Series 2012 B, RB	4.25%	11/15/2039	340	339,249

Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,999,958

Subseries 2016 B-1, RB	5.00%	11/15/2036	2,745	2,851,013

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	357,720

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	592,643

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,700

Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,583

Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,126

Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,103,101

Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,385,047

Series 2017, RB	5.00%	12/01/2029	1,000	1,032,410

Series 2017, RB	5.00%	12/01/2034	1,100	1,130,447

Series 2017, RB	5.00%	12/01/2035	1,055	1,081,620

Series 2017, RB	5.00%	12/01/2036	1,125	1,148,539

Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	558,536

Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,891,743

Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,040,728

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,001,200

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,600	4,165,558

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2039	1,500	1,510,135

Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,300,130

Series 2017 B, GO Bonds	5.00%	04/01/2031	365	384,231

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,270,465

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	5,772,845

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,044,998

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	4,000	4,175,201

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,128,041

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,247,304

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,489,750

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,507,707

Series 2014, RB	5.00%	07/01/2032	660	662,910

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,160	1,008,095

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,653	1,632,863

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	2,285	1,970,196

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	331,063

Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,113,987

New York & New Jersey (States of) Port Authority;
One Hudred Eighty Five Series 2014, RB(a)	5.00%	09/01/2026	12,500	12,592,111

One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	2,500	2,517,693

One Hundred Eighty Sixth Series 2014, Ref. RB(a)	5.00%	10/15/2033	4,345	4,379,726

One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	857,621

One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	10,001,196

One Hundred Ninety Fifth Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,360,774

One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,412,773

One Hundred Seventy First Series 2012, RB	5.00%	07/15/2030	1,250	1,251,777

One Hundred Seventy First Series 2012, RB	4.50%	07/15/2031	220	220,225

One Hundred Seventy First Series 2012, RB	4.50%	07/15/2036	1,500	1,500,852

One Hundred Seventy First Series 2012, RB	4.00%	07/15/2037	1,000	1,000,087

One Hundred Seventy First Series 2012, RB	4.00%	07/15/2038	200	200,000

One Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,126,434

One Seventy Eighth Series 2013, RB(a)(d)(e)	5.00%	12/14/2023	10,000	10,004,429

Series 2013 178, RB(a)(d)(e)	5.00%	12/14/2023	10,000	10,004,429

Series 2013 178, RB(a)(d)(e)	5.00%	12/14/2023	1,000	1,000,443

Series 2013 178, RB(a)(d)(e)	5.00%	12/14/2023	4,890	4,892,166

Series 2013 179, RB(d)(e)	5.00%	12/14/2023	275	275,130

Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	4,900	4,939,991

Series 2014 186, Ref. RB(a)	5.00%	10/15/2034	9,170	9,240,181

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	$3,385	$3,572,082

Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,635,352

Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,322,328

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,607,140

Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	10,000	10,261,697

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,429

Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,009

Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,018

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,018

Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,009

Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	8,048,476

New York (City of), NY Educational Construction Fund; Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	7,079,677

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(f)	4.10%	03/01/2024	195	195,644

Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(f)	4.11%	03/01/2025	200	201,199

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(f)	4.12%	03/01/2026	985	998,975

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(f)	4.13%	03/01/2027	1,000	1,025,020

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,605,400

New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,109,460

Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,227,565

Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,194,640

Series 2019 DD, RB(d)(e)	5.00%	12/15/2023	225	225,117

Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,334,885

Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,602,169

New York (City of), NY Transitional Finance Authority;
Series 2014 D1, RB	5.00%	02/01/2036	10,000	10,008,877

Series 2014 D1, RB	5.00%	02/01/2038	10,000	10,007,116

Series 2014 D1, RB	5.00%	02/01/2040	18,300	18,312,437

Series 2014, RB	5.00%	02/01/2033	1,000	1,001,560

Series 2015 S, RB	5.00%	07/15/2032	10,000	10,257,191

Series 2015 S, RB	5.00%	07/15/2040	15,815	16,077,123

Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,262,518

Series 2015, RB	5.00%	02/01/2035	3,500	3,566,118

Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,181,600

Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,649,379

Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,917,886

Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,326,364

Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,556,909

Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,665,388

Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,302,945

Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,848,895

Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,606,411

Series 2019, RB	4.00%	11/01/2040	11,590	11,589,528

Subseries 2014 B-1, RB	5.00%	11/01/2040	10,000	10,020,418

Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,333,714

Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,011,730

Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,771,408

Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,858,939

Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,055,845

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,005,673

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	305,774

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2025	$110	$110,143

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2027	35	35,042

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2028	5	5,006

Series 2012, RB	5.00%	10/01/2026	140	140,172

Series 2012, RB	5.00%	10/01/2026	120	120,123

Series 2012, RB	5.00%	10/01/2027	65	65,066

Series 2012, RB	5.00%	10/01/2028	50	50,050

Series 2013, RB	5.75%	07/01/2043	7,055	7,062,066

Series 2014 C, RB	5.00%	03/15/2041	2,225	2,228,399

Series 2014 E, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	1,000	1,011,528

Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,102,267

Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	230	230,000

Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,331,783

Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,089,615

Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,855,652

Series 2015 B-C, RB	5.00%	03/15/2041	10,520	10,690,426

Series 2015, Ref. RB(c)	5.00%	12/01/2029	1,000	1,001,663

Series 2016, Ref. RB(c)	5.00%	12/01/2026	3,780	3,746,400

Series 2018 A, RB	5.00%	07/01/2040	4,250	4,497,917

Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,059,833

Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,161,028

Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,602,379

New York (State of) Dormitory Authority (Bidding Group 1); Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,139,592

New York (State of) Dormitory Authority (Bidding Group 2);
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,570,845

Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,292,297

New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,700,577

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	840	741,549

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	2,435	2,256,049

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,275,000)(c)(g)	4.63%	10/01/2027	1,275	1,163,239

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB	5.00%	07/01/2044	1,190	1,195,678

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,060,195

Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,409,281

New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	301,350

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	401,093

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	399,772

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,303,951

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,037,138

Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,027,901

Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,034,950

Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,033,948

New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,039,996

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,869,256

Series 2022 A, Ref. RB	5.00%	07/01/2037	710	762,430

Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,222,945

Series 2022 A, Ref. RB	5.00%	07/01/2039	750	792,363

Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,051,025

New York (State of) Dormitory Authority (New York Orange Regional Medial Center Oblidated Group);
Series 2015, Ref. RB(c)	5.00%	12/01/2025	1,000	1,002,763

Series 2015, Ref. RB(c)	5.00%	12/01/2031	2,100	2,102,623

Series 2015, Ref. RB(c)	5.00%	12/01/2032	1,100	1,101,158

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	$260	$270,815

New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB	5.00%	07/01/2036	350	351,219

Series 2015, Ref. RB	5.00%	07/01/2028	140	140,699

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,800,000

Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,297,427

Series 2017, Ref. RB(c)	5.00%	12/01/2026	2,800	2,792,615

Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,295,611

Series 2017, Ref. RB(c)	5.00%	12/01/2036	1,300	1,219,800

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,880,240

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,743,561

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,488,229

Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,151

Series 2013 C, RB	5.00%	10/01/2027	1,885	1,887,435

Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,194,145

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,992,707

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2024	100	100,516

Series 2021, RB	5.00%	07/01/2025	90	91,307

Series 2021, RB	5.00%	07/01/2026	100	101,670

Series 2021, RB	5.00%	07/01/2027	120	123,016

Series 2021, RB	5.00%	07/01/2028	75	77,356

Series 2021, RB	5.00%	07/01/2029	100	103,507

Series 2021, RB	5.00%	07/01/2030	75	77,798

Series 2021, RB	4.00%	07/01/2035	200	187,621

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,267,869

Series 2018 A, RB	5.00%	07/01/2038	1,850	1,950,801

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,410,843

Series 2022, Ref. RB	5.00%	07/01/2036	735	769,181

New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,026,023

New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	980	980,148

Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,932,076

New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	125	125,107

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,065	1,066,233

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(d)	0.65%	11/01/2025	4,000	3,722,191

New York (State of) Mortgage Agency (Social Bonds); Series 2023 253, RB(a)	4.70%	10/01/2038	1,250	1,256,570

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	4,967,431

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2041	5,750	5,752,593

Series 2016 A, RB	5.00%	01/01/2041	5,455	5,544,404

Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,279,272

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2040	12,690	12,709,779

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,526,739

New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB(d)(e)	5.00%	03/14/2024	1,500	1,501,307

Series 2013 TE, RB(d)(e)	5.00%	03/14/2024	10,000	10,008,712

Series 2013 TE, RB(d)(e)	5.00%	03/14/2024	2,500	2,502,178

Series 2015, Ref. RB	5.00%	12/15/2032	15,000	15,502,938

Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,731,683

Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,236,362

Series 2017, RB	5.00%	12/15/2040	13,260	13,851,913

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	$690	$744,788

Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,720,379

New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,072

Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,412,450

Series 2014 E, RB	3.40%	11/01/2029	685	679,577

New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	680	686,609

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 F-2A, RB (CEP - Federal Housing Administration)(d)	3.40%	12/22/2026	7,500	7,495,905

New York City Housing Development Corp. (Sustainable Neighborhood Bonds); Series 2017 E, RB	3.05%	11/01/2032	2,000	1,858,798

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,091,497

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	825	825,402

Series 2000 A, RB	6.63%	06/01/2042	3,290	3,290,944

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	10	10,185

Series 2001, RB	5.75%	06/01/2043	130	132,405

New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	895	885,901

Series 2010 A, RB(c)	6.25%	06/01/2041	8,505	8,505,363

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	305	312,093

Series 2016 A, Ref. RB	6.75%	06/01/2035	6,150	6,197,294

Series 2016 A, Ref. RB	6.45%	06/01/2040	830	842,343

Series 2016 A, Ref. RB	6.00%	06/01/2043	7,330	7,407,319

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,139,882

New York Liberty Development Corp.; Series 2021-1, Ref. RB	4.00%	02/15/2043	5,000	4,913,477

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,154,332

New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,114

Series 2012 B, RB	5.00%	08/15/2024	1,330	1,332,026

Series 2014, RB	5.00%	11/15/2031	5,000	5,035,794

New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	3,100	3,065,276

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,018

Series 2017 E, RB	5.00%	06/15/2042	12,375	12,952,045

Series 2018 B, RB	5.00%	06/15/2038	2,755	2,925,068

New York State Urban Development Corp.;
Series 2013 A-1, RB(d)(e)	5.00%	12/26/2023	250	250,299

Series 2013 A-1, RB(d)(e)	5.00%	12/26/2023	250	250,299

Series 2013 C, RB(d)(e)	5.00%	12/26/2023	2,350	2,352,809

Series 2014 A, Ref. RB	5.00%	03/15/2044	1,430	1,432,586

Series 2020 A, RB	4.00%	03/15/2040	1,695	1,696,869

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,917,524

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	12,745	12,745,487

Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,499,364

Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,470	2,340,307

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,256,758

Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,411,058

Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,100,849

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,001,977

Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,895,494

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	$900	$951,673

Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	938,372

Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	938,217

Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,188,667

Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,067,055

Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,048,403

Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,043,736

Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,379,104

Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,025	2,031,385

Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	784,554

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	887,934

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,001,770

Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,293,826

Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	737,631

Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	762,921

Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,045,648

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,830	1,794,848

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,002,174

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	999,514

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,235,308

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	966,248

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2024	170	170,427

Series 2019, Ref. RB	5.00%	07/01/2025	355	357,405

Series 2019, Ref. RB	5.00%	07/01/2026	755	774,086

Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	825,529

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	290,412

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	369,332

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	479,766

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	500,769

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	527,797

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	464,479

Series 2017, Ref. RB	5.00%	05/01/2028	600	618,919

Series 2017, Ref. RB	5.00%	05/01/2029	450	463,610

Series 2017, Ref. RB	5.00%	05/01/2030	835	858,915

Series 2017, Ref. RB	5.00%	05/01/2032	600	612,017

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	139,247

Series 2021, RB	4.00%	07/01/2041	220	197,539

Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	112,894

Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2024	660	653,096

Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	610,184

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	295,018

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(h)	5.38%	12/01/2025	450	450,568

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	732,158

Series 2021 A, RB(a)	5.00%	12/15/2030	585	639,354

Series 2021 A, RB(a)	5.00%	12/15/2031	235	259,449

Series 2021 A, RB(a)	5.00%	12/15/2032	750	820,668

Series 2021 A, RB(a)	5.00%	12/15/2033	750	826,763

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	$25	$25,382

Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	196,805

Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,032,372

Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	350,462

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	365,464

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	520,986

Series 2017, Ref. RB	5.00%	09/01/2031	690	716,098

Series 2021, Ref. RB	5.00%	09/01/2029	165	174,748

Series 2021, Ref. RB	5.00%	09/01/2030	175	186,268

Series 2021, Ref. RB	5.00%	09/01/2031	90	96,257

Series 2021, Ref. RB	5.00%	09/01/2031	225	240,642

Series 2021, Ref. RB	5.00%	09/01/2032	190	202,634

Series 2021, Ref. RB	5.00%	09/01/2033	200	212,795

Series 2021, Ref. RB	5.00%	09/01/2034	460	488,532

Series 2021, Ref. RB	5.00%	09/01/2034	200	212,405

Series 2021, Ref. RB	5.00%	09/01/2035	225	237,639

Series 2021, Ref. RB	5.00%	09/01/2036	200	209,397

Series 2021, Ref. RB	5.00%	09/01/2036	225	235,572

Series 2021, Ref. RB	5.00%	09/01/2037	250	259,277

Series 2021, Ref. RB	5.00%	09/01/2038	200	205,884

Series 2021, Ref. RB	5.00%	09/01/2039	275	281,785

Series 2021, Ref. RB	5.00%	09/01/2039	200	204,935

Series 2021, Ref. RB	5.00%	09/01/2040	150	153,127

Series 2021, Ref. RB	5.00%	09/01/2041	50	50,860

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	8,870	8,880,036

Series 2016 A, Ref. RB	5.00%	07/01/2028	300	312,892

Series 2016 A, Ref. RB	5.00%	07/01/2030	785	816,788

Series 2016 A, Ref. RB	5.00%	07/01/2031	450	467,269

Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,697

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	250	225,723

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	10,975	10,363,123

Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,575	1,487,191

Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,535	1,449,421

Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,010	953,691

Triborough Bridge & Tunnel Authority;
Series 2014 A, RB	5.00%	11/15/2039	20,135	20,196,170

Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,222,046

Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,099,951

Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,657,099

Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	4,981,185

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2014 A, RB	5.00%	11/15/2044	10,000	10,029,498

Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,325,283

Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,507,613

Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,502,615

Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,613,904

Series 2022 A, Ref. RB	5.00%	05/15/2044	2,750	2,985,282

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,176,834

Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,340,685

Series 2020, Ref. RB	5.00%	09/01/2039	7,500	7,860,566

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$3,130	$2,778,912

Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,162,350

Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,156,487

Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,153,250

Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,149,918

Westchester County Local Development Corp.;
Series 2014 A, RB	5.00%	05/01/2034	1,225	1,227,788

Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,562,078

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	328,769

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	820	761,374

White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	15	15,142

Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	189,057

				1,407,668,515

Puerto Rico–9.82%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	37,485	37,579,728

Series 2002, RB	5.63%	05/15/2043	800	809,083

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	0.00%	08/01/2028	105,030	2,757,038

PRCCDA Custodial Trust; Series A	0.00%	03/15/2049	104	25,079

PRHTA Custodial Trust; Series 2022, RB(i)	5.25%	12/06/2049	35	11,146

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	5,104	4,981,828

Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	9,941	6,064,811

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	19,085	19,422,377

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,653,956

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	840,676

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	771	831,222

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,425,253

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	603,008

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	505,604

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	664,459

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4

Subseries 2022, RN	0.00%	11/01/2043	4,012	2,091,316

Subseries 2022, RN	0.00%	11/01/2051	524	211,096

Subseries 2022, RN	0.00%	11/01/2051	15,391	8,080,301

Subseries 2022, RN	0.00%	11/01/2051	6,882	1,212,956

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	5,000	5,026,855

Series 2021 B, RB(c)	5.00%	07/01/2024	6,250	6,265,209

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024	500	500,075

Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	280,046

Series 2008 WW, RB(i)	5.25%	07/01/2025	5,000	1,262,500

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	2,505	2,479,864

Series 2022 B, RB(j)	0.00%	07/01/2032	1,628	1,055,950

Series 2022 C, RB(k)	5.00%	07/01/2053	2,785	1,803,011

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 02/07/2002-06/07/2011; Cost $18,370,000)(a)(g)(i)	6.63%	06/01/2026	18,370	12,859,000

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	340	342,095

Series 2005 A, RB	5.25%	08/01/2024	10,000	10,000,194

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	$96	$93,917

Series 2018 A-1, RB(j)	0.00%	07/01/2027	5,930	5,121,924

Series 2018 A-1, RB(j)	0.00%	07/01/2031	10,000	7,214,450

Series 2018 A-1, RB(j)	0.00%	07/01/2033	665	435,909

Series 2018 A-1, RB	4.50%	07/01/2034	487	484,150

Series 2018 A-1, RB	4.55%	07/01/2040	246	239,647

Series 2018 A-1, RB(j)	0.00%	07/01/2046	1	295

Series 2018 A-1, RB(j)	0.00%	07/01/2051	1	218

Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,711,988

Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,016,094

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,376,413

Series 2019 A-2, RB	4.54%	07/01/2053	75	68,542

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	945,833

Series 2019 A-2B, RB	4.55%	07/01/2040	672	654,646

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	289,046

				154,298,812

Virgin Islands–0.53%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,519,631

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	858,810

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,799,383

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,733,199

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,534

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	283,000

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,304

				8,369,861

Northern Mariana Islands–0.23%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(c)	5.00%	06/01/2030	3,990	3,614,847

Guam–0.18%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,776,600

TOTAL INVESTMENTS IN SECURITIES(l) –100.33% (Cost $1,612,575,268)				1,576,728,635

BORROWINGS–(1.82)%				(28,600,000)

OTHER ASSETS LESS LIABILITIES–1.49%				23,356,586

NET ASSETS–100.00%				$1,571,485,221

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $86,788,271, which represented 5.52% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(g)	Restricted security. The aggregate value of these securities at November 30, 2023 was $14,022,239, which represented less than 1% of the Fund’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $14,132,646, which represented less than 1% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.40%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,576,728,635	$–	$1,576,728,635

Other Investments - Assets

Investments Matured	–	2,026,657	–	2,026,657

Total Investments	$–	$1,578,755,292	$–	$1,578,755,292

Invesco Rochester® Limited Term New York Municipal Fund